Investment securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment securities
Investment securities

end of	2011	2010

Investment securities (CHF million)

Debt securities held-to-maturity	2	452

Securities available-for-sale	5,158	7,945

Total investment securities	5,160	8,397

Investment securities by type

end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	321	27	0	348

Debt securities issued by foreign governments	3,211	121	12	3,320

Corporate debt securities	778	18	5	791

Collateralized debt obligations	587	20	0	607

Debt securities available-for-sale	4,897	186	17	5,066

Banks, trust and insurance companies	67	9	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	82	10	0	92

Securities available-for-sale	4,979	196	17	5,158

2010 (CHF million)

Debt securities issued by foreign governments	452	0	0	452

Debt securities held-to-maturity	452	0	0	452

Debt securities issued by the Swiss federal, cantonal or local governmental entities	267	15	0	282

Debt securities issued by foreign governments	5,975	233	2	6,206

Corporate debt securities	969	19	4	984

Collateralized debt obligations	371	13	1	383

Debt securities available-for-sale	7,582	280	7	7,855

Banks, trust and insurance companies	69	10	0	79

Industry and all other	10	1	0	11

Equity securities available-for-sale	79	11	0	90

Securities available-for-sale	7,661	291	7	7,945

Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	100	2	40	10	140	12

Corporate debt securities	81	2	17	3	98	5

Debt securities available-for-sale	181	4	57	13	238	17

2010 (CHF million)

Debt securities issued by foreign governments	88	2	0	0	88	2

Corporate debt securities	88	1	37	3	125	4

Collateralized debt obligations	64	1	0	0	64	1

Debt securities available-for-sale	240	4	37	3	277	7

Proceeds from sales, realized gains and realized losses from available-for-sale securities

	Debt securities			Equity securities

in	2011	2010	2009	2011	2010	2009

Additional information (CHF million)

Proceeds from sales	2,117	985	723	1	3	168

Realized gains	40	5	17	0	0	22

Realized losses	(22)	(11)	(14)	0	0	(1)

Amortized cost, fair value and average yield of debt securities

	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2011 (CHF million)

Due within 1 year	2	2	5.06	1,833	1,856	3.22

Due from 1 to 5 years	0	0	–	2,459	2,578	3.13

Due from 5 to 10 years	0	0	–	456	472	2.45

Due after 10 years	0	0	–	149	160	3.23

Total debt securities	2	2	5.06	4,897	5,066	3.10